Consolidated income statement - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated income statement
Net revenues	$ 1,950,929	$ 2,332,715	$ 2,491,670
Cost of sales	(1,563,931)	(1,947,828)	(1,892,247)
Gross profit	386,998	384,887	599,423
Operating expenses
Selling, general and administrative	(151,619)	(216,511)	(159,603)
Mineral exploration and project evaluation	(57,201)	(119,063)	(129,559)
Impairment of non-current assets	(557,497)	(142,133)	(3,283)
Other income and expenses, net	(19,164)	(18,206)	27,575
Total operating expenses	(785,481)	(495,913)	(264,870)
Operating (loss) income	(398,483)	(111,026)	334,553
Net financial results
Financial income	11,168	31,054	67,509
Financial expenses	(159,759)	(117,399)	(119,124)
Other financial items, net	(129,584)	(18,509)	(151,039)
Net financial results	(278,175)	(104,854)	(202,654)
(Loss) income before income tax	(676,658)	(215,880)	131,899
Income tax
Current	(63,192)	(46,382)	(71,787)
Deferred	87,344	104,746	33,030
Net (loss) income for the year	(652,506)	(157,516)	93,142
Attributable to NEXA's shareholders	(559,247)	(145,135)	77,026
Attributable to non-controlling interests	(93,259)	(12,381)	16,116
Net income for the year	$ (652,506)	$ (157,516)	$ 93,142
Weighted average number of outstanding shares - in thousands	132,439	132,622	133,313
Basic and diluted (losses) earnings per share - USD	$ (4.22)	$ (1.09)	$ 0.58